Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of provisions

Included in non-current liabilities
	For contingencies
	12.31.23	12.31.22
At 12.31.22	17,293	24,150
Increases	6,767	8,165
Result from exposure to inflation for the year	(14,199)	(15,022)
At 12.31.23	9,861	17,293

Included in current liabilities

	For contingencies
	12.31.23	12.31.22
At 12.31.22	4,674	3,257
Increases	2,951	5,554
Decreases	(867)	(1,672)
Result from exposure to inflation for the year	(3,889)	(2,465)
At 12.31.23	2,869	4,674